Dividends Declared and Paid - Summary of Dividends Declared and Paid (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 109,684		¥ 448,712	¥ 245,871
Dividend paid in cash	109,684	$ 15,778	448,712
Final dividend [member]
Disclosure of dividends declared and paid on ordinary capital [line items]
Dividends on ordinary shares	¥ 109,684	$ 15,778	¥ 448,712